THE VANTAGEPOINT FUNDS

Vantagepoint Equity Income Fund

Supplement dated November 3, 2015 to the

Prospectus dated May 1, 2015, as supplemented

This supplement changes the disclosure in the Prospectus and provides new information that should be read together with the Prospectus and any supplements thereto.

Effective November 1, 2015, John D. Linehan replaced Brian C. Rogers as the portfolio manager to the portion of the Vantagepoint Equity Income Fund (“Equity Income Fund”) managed by T. Rowe Price Associates, Inc. (“T. Rowe Price”).

As a result of this change, the following should replace the table found in the section titled “Management — Subadviser” on page 13 of the Prospectus.

T. Rowe Price Associates, Inc.

Name	Title with Subadviser	Length of Service
John D. Linehan, CFA	Vice President and Portfolio Manager	Portfolio Manager of the Fund since November 2015

In addition, the following replaces the table found in the section titled “Portfolio Managers” for the Equity Income Fund on the top of page 123 of the Prospectus.

Name	Five Year Business History	Role in Fund Management
John D. Linehan, CFA	Joined T. Rowe Price in 1998	Portfolio Manager

Please retain this supplement for future reference.

SUPP-365-20511-1714

THE VANTAGEPOINT FUNDS

Vantagepoint Equity Income Fund

Supplement dated November 3, 2015 to the

Statement of Additional Information dated May 1, 2015, as supplemented

This supplement changes the disclosure in the Statement of Additional Information (“SAI”) and provides new information that should be read together with the SAI and any supplements thereto.

Effective November 1, 2015, John D. Linehan replaced Brian C. Rogers as the portfolio manager to the portion of the Vantagepoint Equity Income Fund (“Equity Income Fund”) managed by T. Rowe Price Associates, Inc. (“T. Rowe Price”).

Therefore, the following replaces the information relating to the T. Rowe Price portfolio manager of the Equity Income Fund under the section titled “Additional Information Pertaining to Portfolio Managers of the Funds” on page 131 of the SAI. The information regarding the T. Rowe Price portfolio manager of the Vantagepoint Growth & Income Fund remains unchanged.

T. Rowe Price reported the following regarding other accounts managed by portfolio manager(s) as of September 30, 2015.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund/Portfolio Manager(s)	Number	Total Assets (in millions)	Number	Total Assets (in millions)	Number	Total Assets (in millions)
Equity Income Fund
John D. Linehan, CFA	4	$6,934	3	$4,118	25	$4,003

The following should be added to the section titled “Portfolio Manager Ownership of Fund Shares” on page 156 of the SAI.

As of September 30, 2015, Mr. Linehan of T. Rowe Price did not own shares of the Equity Income Fund.

Please retain this supplement for future reference.